LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Year ending December 31, 2020	$ 921
Year ending December 31, 2021	1,012
Year ending December 31, 2022	1,130
Year ending December 31, 2023	1,130
Year ending December 31, 2024	1,130
Over year ending December 31, 2024	34,792
Total future minimum lease payments	40,115
Less: amount representing interest	(25,500)
Present value of future minimum lease payments	14,615
Present value of future minimum lease payments current portion	(895)	$ 0
Present value of future minimum lease payments non-current portion	$ 13,720	$ 0